UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08621

Name of Fund: BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
MuniHoldings New Jersey Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 04/30/2011

Item 1 – Schedule of Investments

BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
Schedule of Investments April 30, 2011 (Unaudited)
 (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 140.1%
Corporate — 1.7%
New Jersey EDA, RB, Disposal, Waste
Management of New Jersey, Series A,
Mandatory Put Bonds, AMT, 5.30%,
6/01/15 (a)	$ 2,500	$ 2,636,200
New Jersey EDA, Refunding RB, New
Jersey American Water Co., Inc.
Project, Series A, AMT, 5.70%,
10/01/39	2,500	2,472,125
		5,108,325
County/City/Special District/School District — 18.5%
Borough of Hopatcong New Jersey, GO,
Refunding, Sewer (AMBAC), 4.50%,
8/01/33	2,690	2,623,315
City of Perth Amboy New Jersey, GO,
CAB (AGM) (b):
5.18%, 7/01/32	4,605	4,350,804
5.19%, 7/01/33	1,395	1,305,497
5.23%, 7/01/37	1,470	1,327,469
County of Middlesex New Jersey, COP
(NPFGC):
5.25%, 6/15/23	1,550	1,553,782
Refunding, 5.50%, 8/01/16	1,375	1,391,046
East Orange Board of Education, COP
(AGM), 5.50%, 8/01/12	4,135	4,261,531
Edgewater Borough Board of Education,
GO (AGM):
4.25%, 3/01/34	1,235	1,235,840
4.25%, 3/01/35	1,300	1,288,391
4.30%, 3/01/36	1,370	1,349,765
4.30%, 3/01/37	1,440	1,422,648
4.30%, 3/01/38	1,515	1,491,669
Essex County Improvement Authority,
LRB, County Correctional Facility
Project, Series A (FGIC), 5.00%,
10/01/13 (c)	4,400	4,850,252
Essex County Improvement Authority,
Refunding RB:
Consolidated (AMBAC), 5.25%,
12/15/18	1,000	1,136,800

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
County/City/Special District/School
District (concluded)
Essex County Improvement Authority,
Refunding RB (concluded):
Project Consolidation (NPFGC),
5.50%, 10/01/27	$ 250	$ 274,510
Project Consolidation (NPFGC),
5.50%, 10/01/28	4,840	5,272,744
Hudson County Improvement Authority,
RB:
County Secured, County Services
Building Project (AGM), 5.00%,
4/01/27	750	768,885
Harrison Parking Facility Project,
Series C (AGC), 5.25%, 1/01/39	2,000	2,023,760
Harrison Parking Facility Project,
Series C (AGC), 5.38%, 1/01/44	3,600	3,661,920
Middlesex County Improvement
Authority, RB, Senior Citizens Housing
Project, AMT (AMBAC), 5.50%,
9/01/30	500	494,680
Monmouth County Improvement
Authority, Refunding RB,
Governmental Loan (AMBAC):
5.35%, 12/01/17	5	5,014
5.38%, 12/01/18	5	5,014
Morristown Parking Authority, RB
(NPFGC):
5.00%, 8/01/30	1,830	1,874,268
5.00%, 8/01/33	3,000	3,030,270
New Jersey State Transit Corp., COP,
Subordinate, Federal Transit
Administration Grants, Series A
(AGM), 5.00%, 9/15/21	2,000	2,044,900
Newark Housing Authority, Refunding
RB, Newark Redevelopment Project
(NPFGC), 4.38%, 1/01/37	620	540,869
Salem County Improvement Authority,
RB, Finlaw Street Office Building
(AGM), 5.38%, 8/15/28	400	403,896
South Jersey Port Corp., Refunding RB:
4.50%, 1/01/15	3,750	3,860,138
4.50%, 1/01/16	1,920	1,970,362
		55,820,039

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGC	Assured Guaranty Corp.	COP	Certificates of Participation
AGM	Assured Guaranty Municipal Corp.	EDA	Economic Development Authority
AMBAC	American Municipal Bond Assurance Corp.	FGIC	Financial Guaranty Insurance Co.
AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds
BHAC	Berkshire Hathaway Assurance Corp.	LRB	Lease Revenue Bonds
CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guarantee Corp.
CIFG	CDC IXIS Financial Guaranty	RB	Revenue Bonds
		S/F	Single-Family

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2011	1

BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Education — 21.2%
New Jersey EDA, RB:
International Center For Public
Health Project, University of
Medicine and Dentistry (AMBAC),
6.00%, 6/01/32	$ 5,000	$ 4,999,700
School Facilities Construction,
Series Y, 5.00%, 9/01/33	3,000	2,913,330
New Jersey Educational Facilities
Authority, RB:
Montclair State University, Series A
(AMBAC), 5.00%, 7/01/21	1,200	1,261,512
Montclair State University, Series A
(AMBAC), 5.00%, 7/01/22	2,880	3,016,627
Richard Stockton College, Series F
(NPFGC), 5.00%, 7/01/31	2,625	2,601,769
Rowan University, Series C (NPFGC),
5.00%, 7/01/14 (c)	3,260	3,675,943
Rowan University, Series C (NPFGC),
5.13%, 7/01/14 (c)	3,615	4,090,336
New Jersey Educational Facilities
Authority, Refunding RB:
College of New Jersey, Series D
(AGM), 5.00%, 7/01/35	9,740	9,578,316
Montclair State University, Series J
(NPFGC), 4.25%, 7/01/30	3,775	3,428,229
New Jersey Institute of Technology,
Series H, 5.00%, 7/01/31	3,000	2,980,950
Ramapo College, Series I (AMBAC),
4.25%, 7/01/31	1,250	1,117,025
Ramapo College, Series I (AMBAC),
4.25%, 7/01/36	900	747,702
Rowan University, Series B (NPFGC),
5.00%, 7/01/15	335	364,436
Rowan University, Series C (FGIC),
5.25%, 7/01/11 (c)	240	244,459
Rowan University, Series C (FGIC),
5.25%, 7/01/11 (c)	285	290,295
Rowan University, Series C (FGIC),
5.25%, 7/01/11 (c)	265	269,924
Rowan University, Series C (NPFGC),
5.25%, 7/01/17	2,135	2,170,185
Rowan University, Series C (NPFGC),
5.25%, 7/01/18	2,535	2,576,321
Rowan University, Series C (NPFGC),
5.25%, 7/01/19	2,370	2,408,347
Stevens Institute of Technology,
Series A, 5.00%, 7/01/27	2,800	2,739,044
Stevens Institute of Technology,
Series A, 5.00%, 7/01/34	900	820,530
William Paterson University,
Series C (AGC), 5.00%, 7/01/28	250	256,495
William Paterson University,
Series C (AGC), 4.75%, 7/01/34	4,000	3,928,040
Rutgers-State University of New Jersey,
Refunding RB, Series F, 5.00%,
5/01/39	1,000	1,006,550
University of Medicine & Dentistry of
New Jersey, COP (NPFGC), 5.00%,
6/15/29	2,000	1,912,560

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Education (concluded)
University of Medicine & Dentistry of
New Jersey, RB, Series A (AMBAC),
5.50%, 12/01/27	$ 4,740	$ 4,742,465
		64,141,090
Health — 16.7%
New Jersey Health Care Facilities
Financing Authority, RB:
AHS Hospital Corp., 6.00%,
7/01/41 (d)	3,080	3,045,535
Greystone Park Psychiatric Hospital
(AMBAC), 5.00%, 9/15/23	10,775	10,909,472
Meridian Health, Series I (AGC),
5.00%, 7/01/38	770	724,224
Meridian Health, Series II (AGC),
5.00%, 7/01/38	6,375	5,996,006
Meridian Health, Series V (AGC),
5.00%, 7/01/38	3,950	3,715,172
South Jersey Hospital, 6.00%,
7/01/12 (c)	5,440	5,793,219
Virtua Health (AGC), 5.50%,
7/01/38	3,035	3,050,600
New Jersey Health Care Facilities
Financing Authority, Refunding RB:
AHS Hospital Corp., Series A
(AMBAC), 6.00%, 7/01/13 (e)	4,000	4,443,320
Atlantic City Medical Center, 5.75%,
7/01/12 (c)	1,525	1,621,060
Atlantic City Medical Center, 6.25%,
7/01/12 (c)	530	566,480
Atlantic City Medical System,
6.25%, 7/01/17	925	956,940
Atlantic City Medical System,
5.75%, 7/01/25	1,975	2,000,260
Hackensack University Medical
(AGM), 4.63%, 1/01/30	5,480	5,020,173
Hackensack University Medical
Center (AGC), 5.13%, 1/01/27	1,500	1,518,060
Meridian Health System Obligation
Group (AGM), 5.38%, 7/01/24	1,000	1,000,480
		50,361,001
Housing — 6.3%
New Jersey State Housing & Mortgage
Finance Agency, RB:
Capital Fund Program, Series A
(AGM), 4.70%, 11/01/25	10,840	10,848,564
Series A, AMT (NPFGC), 4.85%,
11/01/39	935	764,989
Series AA, 6.50%, 10/01/38	2,350	2,538,352
Series B (AGM), 1.10%, 5/01/12	2,850	2,849,914
New Jersey State Housing & Mortgage
Finance Agency, Refunding RB, S/F
Housing, Series T, AMT, 4.70%,
10/01/37	745	675,134
Newark Housing Authority, RB, South
Ward Police Facility (AGC):
5.75%, 12/01/30	850	887,995
6.75%, 12/01/38	500	554,570
		19,119,518

2 BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2011

BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
State — 44.7%
Garden State Preservation Trust, RB
(AGM):
CAB, Series B, 5.12%, 11/01/23 (f)	$ 9,000	$ 5,121,090
CAB, Series B, 5.20%, 11/01/25 (f)	10,000	5,006,400
Election of 2005, Series A, 5.80%,
11/01/21	1,960	2,238,849
Election of 2005, Series A, 5.80%,
11/01/23	2,730	3,103,901
Garden State Preservation Trust,
Refunding RB, Series C (AGM):
5.25%, 11/01/20	5,000	5,871,550
5.25%, 11/01/21	7,705	9,063,469
New Jersey EDA, RB:
Cigarette Tax, 5.63%, 6/15/19	2,700	2,699,892
Cigarette Tax (Radian), 5.75%,
6/15/29	2,000	1,817,700
Cigarette Tax (Radian), 5.50%,
6/15/31	585	510,898
Cigarette Tax (Radian), 5.75%,
6/15/34	1,180	1,045,244
Liberty State Park Project, Series C
(AGM), 5.00%, 3/01/22	2,670	2,804,408
Motor Vehicle Surcharge, Series A
(NPFGC), 5.25%, 7/01/24	1,785	1,863,522
Motor Vehicle Surcharge, Series A
(NPFGC), 5.25%, 7/01/25	4,000	4,120,920
Motor Vehicle Surcharge, Series A
(NPFGC), 5.25%, 7/01/26	7,500	7,689,150
Motor Vehicle Surcharge, Series A
(NPFGC), 5.25%, 7/01/33	11,105	11,032,262
Motor Vehicle Surcharge, Series A
(NPFGC), 5.00%, 7/01/34	2,000	1,894,800
School Facilities Construction,
Series L (AGM), 5.00%, 3/01/30	9,000	8,988,480
School Facilities Construction,
Series O, 5.25%, 3/01/23	1,420	1,450,800
School Facilities Construction,
Series Z (AGC), 6.00%, 12/15/34	2,800	2,951,984
School Facilities, Series U (AMBAC),
5.00%, 9/01/37	2,000	1,880,100
New Jersey EDA, Refunding RB:
New Jersey American Water Co.,
Inc. Project, Series B, AMT, 5.60%,
11/01/34	2,150	2,119,599
School Facilities Construction,
Series N-1 (NPFGC), 5.50%,
9/01/27	1,000	1,055,300
New Jersey Educational Facilities
Authority, RB, Higher Education
Capital Improvement, Series A
(AMBAC), 5.13%, 9/01/12 (c)	5,500	5,843,805
New Jersey Sports & Exposition
Authority, RB, Series A (NPFGC),
6.00%, 3/01/13	2,400	2,409,720
New Jersey Sports & Exposition
Authority, Refunding RB (NPFGC):
5.50%, 3/01/21	5,890	6,387,352
5.50%, 3/01/22	3,150	3,391,038

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
State (concluded)
New Jersey Transportation Trust Fund
Authority, RB, Transportation System:
CAB, Series C (AGM), 4.73%,
12/15/32 (f)	$ 4,050	$ 938,952
CAB, Series C (AMBAC), 5.05%,
12/15/35 (f)	1,400	258,286
CAB, Series C (AMBAC), 5.05%,
12/15/36 (f)	5,500	938,960
Series A (AGC), 5.63%, 12/15/28	2,000	2,153,160
Series D (AGM), 5.00%, 6/15/19	5,240	5,527,676
New Jersey Transportation Trust Fund
Authority, Refunding RB,
Transportation System:
Series A (AGM), 5.25%, 12/15/20	10,750	11,864,237
Series B (NPFGC), 5.50%,
12/15/21	9,165	9,974,819
State of New Jersey, COP, Equipment
Lease Purchase, Series A, 5.25%,
6/15/27	1,080	1,094,904
		135,113,227
Tobacco — 1.8%
Tobacco Settlement Financing Corp.
New Jersey, RB, 7.00%, 6/01/13 (c)	4,755	5,371,153
Transportation — 25.0%
Delaware River Port Authority
Pennsylvania & New Jersey, RB
(AGM):
5.50%, 1/01/12	5,000	5,018,000
5.63%, 1/01/13	6,000	6,022,200
Delaware River Port Authority, RB:
Port District Project, Series B (AGM),
5.63%, 1/01/26	2,425	2,426,940
Series D (AGC), 5.00%, 1/01/40	3,700	3,638,839
New Jersey State Turnpike Authority,
RB, Growth & Income Securities,
Series B (AMBAC), 5.21%,
1/01/15 (b)	7,615	6,004,808
New Jersey State Turnpike Authority,
Refunding RB:
Series A (AGM), 5.25%, 1/01/26	4,900	5,424,937
Series A (AGM), 5.25%, 1/01/29	2,000	2,186,520
Series A (AGM), 5.25%, 1/01/30	4,000	4,333,680
Series A (BHAC), 5.25%, 1/01/29	500	551,800
Series C (NPFGC), 6.50%, 1/01/16	910	1,069,532
Series C (NPFGC), 6.50%,
1/01/16 (e)	4,355	4,881,215
Series C-2005 (NPFGC), 6.50%,
1/01/16 (e)	255	311,671
New Jersey Transportation Trust Fund
Authority, RB, Transportation System:
Series A (AGM), 5.50%, 12/15/22	150	164,942
Series A (AMBAC), 5.00%,
12/15/32	1,425	1,423,048
Series A (NPFGC), 5.75%, 6/15/24	1,205	1,306,642
Series C, 5.50%, 6/15/13 (c)	780	860,402
Port Authority of New York & New
Jersey, RB:
Consolidated 163rd Series, 5.00%,
7/15/39	4,000	3,975,760
JFK International Air Terminal,
6.00%, 12/01/42	2,500	2,389,000

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2011	3

BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New
Jersey, RB (concluded):
Special Project, JFK International Air
Terminal, Series 6, AMT (NPFGC),
6.25%, 12/01/11	$ 13,500	$ 13,718,025
Special Project, JFK International Air
Terminal, Series 6, AMT (NPFGC),
6.25%, 12/01/15	1,500	1,566,585
Special Project, JFK International Air
Terminal, Series 6, AMT (NPFGC),
5.75%, 12/01/25	3,000	2,795,670
Port Authority of New York & New
Jersey, Refunding RB, Consolidated,
152nd Series, AMT, 5.75%,
11/01/30	5,175	5,404,511
		75,474,727
Utilities — 4.2%
Essex County Utilities Authority,
Refunding RB (AGC):
4.00%, 4/01/12	1,000	1,030,960
4.13%, 4/01/22	2,000	2,039,660
New Jersey EDA, RB, New Jersey
American Water Co., Inc. Project,
Series A, AMT (AMBAC), 5.25%,
11/01/32	3,000	2,880,510
North Hudson Sewerage Authority,
Refunding RB, Series A (NPFGC),
5.13%, 8/01/20	4,335	4,570,174
Rahway Valley Sewerage Authority, RB,
CAB, Series A (NPFGC), 4.79%,
9/01/28 (f)	6,600	2,267,760
		12,789,064
Total Municipal Bonds in New Jersey		423,298,144
Guam — 0.6%
Utilities — 0.6%
Guam Power Authority, Refunding RB,
Series A (AGM), 5.00%, 10/01/37	1,860	1,676,213
Puerto Rico — 11.9%
County/City/Special District/School District — 2.7%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.00%,
8/01/42	2,500	2,496,225
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, First Sub-Series C
(AGM), 5.13%, 8/01/42	6,120	5,796,191
		8,292,416
Health — 1.2%
Puerto Rico Industrial Tourist
Educational Medical & Environmental
Control Facilities Financing Authority,
RB:
Hosp Auxilio Mutuo Obligation
Group, Series A (NPFGC), 6.25%,
7/01/24	1,780	1,781,495
Hospital De La Concepcion,
Series A, 6.50%, 11/15/20	1,750	1,772,838
		3,554,333

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
Housing — 1.7%
Puerto Rico Housing Finance Authority,
Refunding RB, Subordinate, Capital
Fund Modernization, 5.13%,
12/01/27	$ 5,000	$ 5,020,050
State — 1.6%
Commonwealth of Puerto Rico, GO,
Refunding, Public Improvement,
Series C, 6.00%, 7/01/39	2,080	2,035,530
Puerto Rico Commonwealth
Infrastructure Financing Authority, RB,
CAB, Series A (AMBAC), 4.37%,
7/01/37 (f)	4,000	569,840
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series M-3 (NPFGC), 6.00%, 7/01/27	2,125	2,170,666
		4,776,036
Transportation — 1.2%
Puerto Rico Highway & Transportation
Authority, Refunding RB, Series CC
(AGC), 5.50%, 7/01/31	3,750	3,727,087
Utilities — 3.5%
Puerto Rico Aqueduct & Sewer
Authority, RB, Senior Lien, Series A
(AGC), 5.13%, 7/01/47	6,120	5,416,200
Puerto Rico Electric Power Authority, RB,
Series RR (CIFG), 5.00%, 7/01/28	4,100	3,800,659
Puerto Rico Electric Power Authority,
Refunding RB, Series VV (NPFGC),
5.25%, 7/01/26	1,325	1,296,433
		10,513,292
Total Municipal Bonds in Puerto Rico		35,883,214
Total Municipal Bonds – 152.6%		460,857,571
Municipal Bonds Transferred to Tender
Option Bond Trusts (g)
New Jersey — 7.1%
Housing — 1.7%
New Jersey State Housing & Mortgage
Finance Agency, RB, Capital Fund
Program, Series A (AGM), 5.00%,
5/01/27	4,790	5,022,842
State — 3.4%
Garden State Preservation Trust, RB,
Election of 2005, Series A (AGM),
5.75%, 11/01/28	9,160	10,367,838
Transportation — 2.0%
Port Authority of New York & New
Jersey, Refunding RB, Consolidated,
152nd Series, AMT, 5.25%,
11/01/35	5,998	5,948,910
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 7.1%		21,339,590

4 BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2011

BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Value
Total Long-Term Investments
(Cost – $483,712,671) – 159.7%	$ 482,197,161
Short-Term Securities	Shares
BIF New Jersey Municipal Money
Fund, 0.04% (h)(i)	2,780,592	2,780,592
Total Short-Term Securities
(Cost – $2,780,592) – 0.9%		2,780,592
Total Investments
(Cost – $486,493,263*) – 160.6%		484,977,753
Other Assets Less Liabilities – 1.0%		3,087,095
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (4.4)%		(13,282,400)
Preferred Shares, at Redemption Value – (57.2)%		(172,710,494)
Net Assets Applicable to Common Shares– 100.0% $		302,071,954

* The cost and unrealized appreciation (depreciation) of investments as of
April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 473,743,148
Gross unrealized appreciation	$ 9,789,239
Gross unrealized depreciation	(11,817,564)
Net unrealized depreciation	$ (2,028,325)

(a) Variable rate security. Rate shown is as of report date.
(b) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Depreciation
Goldman Sachs	$ 3,045,535	$ (339)

(e) Security is collateralized by Municipal or US Treasury obligations.
(f) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(g) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(h) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	July 31,	Net	April 30,
Affiliate	2010	Activity	2011	Income
BIF New Jersey
Municipal
Money Fund	1,117,529	1,663,063	2,780,592	$ 1,999

(i) Represents the current yield as of report date.

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2011	5

BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
Schedule of Investments (concluded)

•For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•	Financial futures contracts sold as of April 30, 2011 were as follows:
	Contracts	Issue	Exchange	Expiration	Notional	Unrealized
					Value	Depreciation
	112	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$ 13,273,537	$ (294,213)

•Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Fund's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$482,197,161	—	$482,197,161
Short-Term
Securities	$ 2,780,592	—	—	2,780,592
Total	$ 2,780,592	$ 482,197,161	—	$ 484,977,753
[1] See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$ (294,213)	—	—	$ (294,213)
[2]Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

6 BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2011

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New Jersey Quality Fund, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: June 24, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: June 24, 2011